Fair Value Measurements - Additional Information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of assets or liabilities measured at fair value					$ 0
Fair value, assets, level 1 to/from level 2 transfers, amount	$ 0		$ 0
Fair value, assets, level 1 to/from level 3 transfers, amount	0		0
Fair value, assets, level 2 to/from level 1 transfers, amount	0		0
Fair value, assets, level 2 to/from level 3 transfers, amount	0		0
Fair value, liabilities, level 1 to/from level 2 transfers, amount	0		0
Fair value, liabilities, level 2 to/from level 1 transfers, amount	0		0
Fair value, liabilities, level 1 to/from level 3 transfers, amount	0		0
Fair value, liabilities, level 2 to/from level 3 transfers, amount	0		0
Change in fair value of derivative warrant liabilities	$ 5,230,000	$ 1,500,000	$ (2,745,750)
Rigetti Holdings [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Change in fair value of derivative warrant liabilities		$ 1,552,546
Assets at fair value				$ 0
Liabilities at fair value				$ 0
Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	0		0